Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
C000065113
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant Bond Income Fund
Account Value	$ 11,216	$ 11,084	$ 11,380	$ 11,225	$ 11,019	$ 10,815	$ 10,688	$ 10,511	$ 10,832	$ 10,707	$ 10,879	$ 10,951	$ 10,509	$ 9,995	$ 10,187	$ 10,526	$ 10,597	$ 10,619	$ 10,643	$ 10,810	$ 10,737	$ 10,375	$ 10,711	$ 10,375	$ 10,420	$ 9,967	$ 10,132	$ 10,748	$ 11,171	$ 10,816	$ 11,003	$ 10,978	$ 11,564	$ 11,914	$ 12,126	$ 12,498	$ 12,544	$ 12,451	$ 12,427	$ 12,634	$ 12,679	$ 12,470	$ 12,239	$ 12,146	$ 11,985	$ 12,258	$ 12,601	$ 12,804	$ 12,825	$ 12,620	$ 12,732	$ 12,733	$ 12,933	$ 12,571	$ 12,455	$ 12,361	$ 11,933	$ 12,351	$ 12,124	$ 11,763	$ 11,823	$ 11,817	$ 11,767	$ 11,872	$ 11,515	$ 11,462	$ 11,263	$ 11,060	$ 11,054	$ 10,810	$ 10,807	$ 10,672	$ 10,514	$ 10,466	$ 10,563	$ 10,643	$ 10,550	$ 10,541	$ 10,600	$ 10,487	$ 10,605	$ 10,535	$ 10,635	$ 10,794	$ 10,704	$ 10,741	$ 10,713	$ 10,770	$ 10,658	$ 10,588	$ 10,581	$ 10,450	$ 10,389	$ 10,401	$ 10,295	$ 10,267	$ 10,242	$ 10,581	$ 10,697	$ 10,734	$ 10,730	$ 10,626	$ 10,323	$ 10,296	$ 10,252	$ 10,106	$ 10,002	$ 9,881	$ 9,953	$ 9,944	$ 10,033	$ 9,967	$ 10,017	$ 9,951	$ 10,078	$ 10,091	$ 10,180	$ 10,131	$ 10,280	$ 10,027	$ 10,000
C000065111
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant Core Fund
Account Value	$ 17,750	17,345	17,669	17,406	16,959	16,696	16,675	16,148	16,523	16,046	15,661	15,732	15,192	14,423	14,653	15,152	15,321	15,122	14,643	14,912	14,723	14,303	14,693	14,323	14,624	13,877	13,257	13,995	14,418	13,877	14,644	14,595	15,352	15,175	15,480	15,982	15,447	15,418	14,884	15,351	15,247	15,075	15,113	14,894	14,598	14,207	14,140	14,255	13,923	13,095	13,330	13,509	13,170	12,700	12,588	12,240	11,375	12,315	12,898	12,917	12,689	12,539	12,370	12,273	12,193	12,140	11,581	12,024	11,678	11,572	11,271	10,765	11,216	11,076	11,618	11,610	11,479	11,059	11,111	10,972	11,050	11,181	11,549	11,286	11,207	11,092	10,919	10,730	10,626	10,549	10,497	10,341	10,290	10,221	9,962	9,850	9,732	9,740	9,978	9,995	10,038	9,800	9,766	9,647	9,511	9,103	9,137	9,451	9,562	9,582	9,244	9,381	9,751	9,743	9,968	10,032	9,960	10,016	9,775	9,871	10,000
C000112018
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant Global High Income Fund
Account Value	$ 15,217	15,093	15,521	15,134	14,830	14,664	14,871	14,359	14,484	14,069	14,180	14,221	13,536	13,071	13,310	13,416	13,695	13,377	13,085	13,589	13,456	13,231	13,576	12,925	12,977	12,182	11,848	12,592	12,823	12,579	13,554	13,336	14,195	14,118	14,067	14,015	13,540	13,766	13,641	13,628	13,552	13,628	13,691	13,414	13,226	12,987	12,811	12,673	12,324	11,425	11,668	12,093	11,935	11,741	11,632	11,328	10,830	12,299	12,809	13,028	12,772	12,839	12,716	12,459	12,861	12,839	12,280	12,615	12,537	12,571	12,325	11,687	11,930	11,822	12,199	11,984	12,221	11,822	11,855	11,984	11,919	11,833	12,275	11,833	11,661	11,697	11,676	11,487	11,372	11,016	11,016	10,911	10,848	10,722	10,533	10,250	10,139	10,270	10,260	10,029	9,798	9,528	9,267	9,518	8,986	8,465	8,334	8,575	8,916	9,062	8,673	9,137	9,431	9,678	9,924	10,161	9,735	10,009	9,801	9,858	10,000
C000012974
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant Growth Fund Investor Shares
Account Value	$ 31,116	29,554	30,031	29,209	28,705	29,067	27,406	26,009	27,214	26,814	25,411	24,929	23,893	21,877	22,293	23,647	24,030	23,608	22,107	21,652	21,241	20,003	20,660	19,438	20,692	19,559	18,404	20,334	21,472	19,543	21,242	21,531	23,754	23,369	24,256	26,003	25,197	24,844	23,241	24,795	24,094	23,319	22,486	22,648	21,348	20,770	20,667	21,142	20,406	18,685	19,513	20,274	18,558	17,252	16,554	15,531	13,752	15,199	16,384	16,204	15,758	15,280	15,010	14,957	15,038	14,531	13,450	14,427	13,720	13,232	12,777	11,882	12,936	12,846	14,144	13,942	13,198	12,661	12,549	12,121	11,999	12,364	12,585	11,832	11,766	11,342	11,111	10,992	10,910	10,799	10,765	10,632	10,423	10,325	9,893	9,670	9,594	9,372	9,636	9,686	9,731	9,207	9,385	9,302	9,418	8,729	8,972	9,715	9,913	9,875	9,268	9,469	10,110	9,973	10,125	10,038	10,118	10,235	9,613	9,928	10,000
C000188907
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant Growth Fund Z Shares
Account Value	$ 29,314	27,841	28,284	27,501	27,023	27,362	25,792	24,474	25,602	25,221	23,898	23,434	22,459	20,556	20,947	22,213	22,568	22,166	20,756	20,324	19,928	18,765	19,372	18,230	19,397	18,333	17,249	19,050	20,114	18,303	19,888	20,159	22,231	21,870	22,693	24,329	23,566	23,231	21,729	23,176	22,514	21,784	21,003	21,150	19,937	19,386	19,294	19,730	19,042	17,433	18,204	18,906	17,306	16,084	15,428	14,471	12,812	14,161	15,259	15,086	14,671	14,224	13,968	13,915	13,986	13,512	12,503	13,406	12,751	12,291	11,862	11,030	12,004	11,921	13,123	12,930	12,239	11,736	11,631	11,233	11,120	11,455	11,661	10,957	10,893	10,499	10,285	10,178	10,107	10,000
C000065110
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant International Fund Investor Shares
Account Value	$ 20,305	20,270	21,292	21,363	20,572	20,670	20,714	19,798	20,785	20,616	19,905	19,407	18,490	16,497	16,514	17,365	17,790	17,577	16,975	17,418	17,347	16,266	16,771	15,549	16,054	14,609	13,892	15,070	16,160	14,884	16,240	16,461	17,923	17,560	17,932	20,094	19,172	19,588	19,050	20,356	19,499	18,266	17,785	17,662	16,821	16,577	16,985	17,099	15,955	14,386	14,906	15,126	14,581	13,930	13,556	12,459	11,759	13,776	14,841	14,858	14,515	14,343	14,131	14,123	14,233	14,194	13,636	13,770	13,354	13,149	12,529	11,713	12,223	11,809	12,825	12,941	12,702	12,041	12,193	12,143	12,302	12,324	12,782	12,193	12,027	11,812	11,725	11,372	11,338	10,879	10,892	10,565	10,419	10,239	10,032	9,719	9,488	9,725	10,021	9,850	9,836	9,343	9,363	9,343	9,284	8,698	8,744	9,073	9,442	9,547	9,024	9,438	10,187	10,110	10,394	10,562	10,129	10,259	9,619	9,657	10,000
C000188908
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant International Fund Z Shares
Account Value	$ 18,991	18,950	19,909	19,967	19,223	19,306	19,355	18,487	19,413	19,248	18,578	18,115	17,259	15,391	15,399	16,197	16,584	16,387	15,819	16,230	16,156	15,153	15,613	14,478	14,939	13,598	12,932	14,018	15,030	13,845	15,104	15,301	16,658	16,321	16,658	18,657	17,811	18,196	17,690	18,900	18,098	16,956	16,502	16,381	15,602	15,368	15,753	15,859	14,790	13,339	13,820	14,016	13,504	12,903	12,557	11,534	10,888	12,752	13,737	13,752	13,434	13,268	13,065	13,058	13,152	13,116	12,601	12,717	12,333	12,138	11,566	10,813	11,276	10,895	11,831	11,937	11,717	11,102	11,236	11,189	11,329	11,349	11,777	11,229	11,073	10,869	10,783	10,459	10,435	10,000
C000065112
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant Short-Term Bond Fund
Account Value	$ 11,443	11,393	11,434	11,361	11,286	11,189	11,142	11,070	11,091	11,045	11,067	11,019	10,928	10,817	10,797	10,802	10,785	10,744	10,748	10,774	10,736	10,607	10,681	10,600	10,581	10,479	10,489	10,629	10,727	10,628	10,704	10,649	10,748	10,869	10,926	11,027	11,039	11,053	11,087	11,122	11,135	11,104	11,120	11,088	11,055	11,087	11,141	11,150	11,137	11,101	11,130	11,138	11,145	11,087	11,052	10,951	10,765	10,940	10,861	10,781	10,765	10,771	10,713	10,740	10,661	10,665	10,587	10,550	10,534	10,434	10,421	10,365	10,287	10,276	10,282	10,270	10,236	10,222	10,231	10,197	10,206	10,195	10,225	10,254	10,261	10,292	10,303	10,315	10,305	10,273	10,282	10,248	10,238	10,225	10,215	10,204	10,173	10,246	10,238	10,229	10,219	10,210	10,163	10,174	10,145	10,075	10,085	10,056	10,067	10,077	10,047	10,039	10,049	10,040	10,051	10,043	10,015	$ 10,005	$ 10,017	$ 9,950	$ 10,000
C000153268
Account Value [Line Items]
Line Graph and Table Measure Name	Sustainable Bond Fund
Account Value	$ 11,256	11,256	11,475	11,329	11,232	11,122	11,232	11,061	11,256	11,159	11,195	11,244	10,889	10,514	10,643	10,854	11,007	10,913	10,760	10,854	10,784	10,584	10,760	10,514	10,517	10,295	10,295	10,610	10,726	10,598	10,855	10,820	11,088	11,204	11,309	11,496	11,411	11,570	11,627	11,741	11,752	11,707	11,741	11,650	11,513	11,570	11,672	11,717	11,637	11,319	11,363	11,455	11,452	11,191	11,097	10,927	10,760	11,079	11,047	10,969	10,920	10,978	10,912	10,946	10,856	10,816	10,673	10,680	10,621	10,517	10,503	10,244	10,293	10,425	10,566	10,531	10,547	10,442	10,484	10,565	10,614	10,600	10,696	10,579	10,534	10,519	10,621	10,628	10,628	10,496	10,400	10,291	10,271	10,214	10,140	9,990	10,006	10,257	10,244	10,224	10,191	10,099	9,988	9,996	9,938	9,744	9,837	9,809	9,871	9,894	9,856	9,839	9,893	9,856	9,960	9,945	10,000
C000153267
Account Value [Line Items]
Line Graph and Table Measure Name	Sustainable Equity Fund
Account Value	$ 21,105	$ 20,723	$ 21,381	$ 21,402	$ 20,744	$ 20,458	$ 20,139	$ 19,227	$ 19,991	$ 19,853	$ 19,025	$ 18,686	$ 17,765	$ 16,252	$ 16,494	$ 17,229	$ 17,649	$ 17,418	$ 16,630	$ 17,198	$ 16,840	$ 16,147	$ 16,557	$ 15,727	$ 16,124	$ 14,885	$ 14,084	$ 15,260	$ 16,384	$ 15,354	$ 16,645	$ 16,645	$ 17,769	$ 17,706	$ 18,560	$ 20,007	$ 19,187	$ 19,570	$ 18,804	$ 19,839	$ 19,353	$ 18,980	$ 18,887	$ 18,691	$ 18,142	$ 17,553	$ 17,729	$ 17,977	$ 17,235	$ 15,813	$ 16,390	$ 16,617	$ 15,854	$ 14,741	$ 14,153	$ 13,287	$ 12,329	$ 13,596	$ 14,370	$ 14,452	$ 13,929	$ 13,580	$ 13,334	$ 13,241	$ 13,323	$ 13,241	$ 12,452	$ 13,149	$ 12,472	$ 12,185	$ 11,775	$ 11,036	$ 11,700	$ 11,487	$ 12,514	$ 12,564	$ 12,300	$ 11,955	$ 11,975	$ 11,782	$ 11,843	$ 11,955	$ 12,310	$ 11,711	$ 11,540	$ 11,449	$ 11,106	$ 10,975	$ 10,905	$ 10,703	$ 10,673	$ 10,410	$ 10,219	$ 9,987	$ 9,654	$ 9,462	$ 9,459	$ 9,629	$ 9,810	$ 9,749	$ 9,609	$ 9,208	$ 9,378	$ 9,328	$ 9,408	$ 9,017	$ 9,047	$ 9,599	$ 9,759	$ 9,579	$ 9,018	$ 9,118	$ 9,800	$ 9,790	$ 10,000	$ 9,960	$ 10,000